Derivative Financial Instruments - Schedule of Effects of Derivative Instruments on the Consolidated Statements of Operations (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Oct. 01, 2016	Jul. 02, 2016	Apr. 02, 2016	Jan. 02, 2016	Oct. 03, 2015	Jul. 04, 2015	Apr. 04, 2015	Dec. 31, 2016	Jan. 02, 2016	Jan. 03, 2015
Derivative Gain/Loss
Distribution expenses									$ (93,573)	$ (96,527)	$ (99,329)
Cost of goods sold									(1,051,590)	(1,158,218)	(1,227,053)
Net income (loss)	$ 33,145	$ 22,445	$ 64,134	$ 16,564	$ 11,687	$ 12,635	$ 2,260	$ 10,529	$ 136,288	37,111	(37,943)
Commodity Swap [Member] | AOCI - Cash Flow Hedge [Member]
Derivative Gain/Loss
Gain (loss) Recognized in OCI										2,294	(2,294)
Commodity Swap [Member] | AOCI - Cash Flow Hedge [Member] | Loss Reclassified From AOCI into Income [Member]
Derivative Gain/Loss
Net income (loss)										(3,373)	(151)
Commodity Swap [Member] | Natural Gas [Member] | AOCI - Cash Flow Hedge [Member]
Derivative Gain/Loss
Gain (loss) Recognized in OCI										292	(292)
Commodity Swap [Member] | Natural Gas [Member] | AOCI - Cash Flow Hedge [Member] | Loss Reclassified From AOCI into Income [Member]
Derivative Gain/Loss
Cost of goods sold										(427)	(87)
Commodity Swap [Member] | Diesel Fuel [Member] | AOCI - Cash Flow Hedge [Member]
Derivative Gain/Loss
Gain (loss) Recognized in OCI										2,002	(2,002)
Commodity Swap [Member] | Diesel Fuel [Member] | AOCI - Cash Flow Hedge [Member] | Loss Reclassified From AOCI into Income [Member]
Derivative Gain/Loss
Distribution expenses										$ (2,946)	$ (64)